Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 168,880
Telecom Wireless Business [member] | Marketing [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	65,057
BC Card Co., Ltd. [member] | Finance [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	41,234
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	42,745
Genie Music Corporation (KT Music Corporation) and others [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 19,844